SCHEDULE OF SHARE OPTIONS OUTSTANDING EXPIRY DATES AND EXERCISE PRICES (Details)			1 Months Ended	12 Months Ended
	Feb. 10, 2026 $ / shares	Mar. 28, 2025 $ / shares	Jan. 31, 2025 $ / shares	Mar. 31, 2026 shares $ / shares	Mar. 31, 2025 shares	Mar. 31, 2024 shares	Mar. 31, 2023 shares
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 2.09	$ 1.50	$ 1.60
Share Options, Outstanding | shares				5,327,377	1,943,903	2,421,650	1,696,451
March 14, 2023 [member]
IfrsStatementLineItems [Line Items]
Expiration date of outstanding				Mar. 13, 2027
Exercise Price | $ / shares				$ 1.85
Share Options, Outstanding | shares				463,848
October 20, 2023 [member]
IfrsStatementLineItems [Line Items]
Expiration date of outstanding				Oct. 20, 2033
Exercise Price | $ / shares				$ 1.57
Share Options, Outstanding | shares				85,000
November 20, 2023 [member]
IfrsStatementLineItems [Line Items]
Expiration date of outstanding				Nov. 24, 2033
Exercise Price | $ / shares				$ 1.65
Share Options, Outstanding | shares				40,000
March 1, 2024 [member]
IfrsStatementLineItems [Line Items]
Expiration date of outstanding				Mar. 01, 2034
Exercise Price | $ / shares				$ 1.33
Share Options, Outstanding | shares				20,000
March 13, 2024 [member]
IfrsStatementLineItems [Line Items]
Expiration date of outstanding				Mar. 13, 2034
Exercise Price | $ / shares				$ 1.46
Share Options, Outstanding | shares				252,500
October 3, 2024 [member]
IfrsStatementLineItems [Line Items]
Expiration date of outstanding				Oct. 03, 2034
Exercise Price | $ / shares				$ 1.50
Share Options, Outstanding | shares				125,000
January 29 ,2025 [member]
IfrsStatementLineItems [Line Items]
Expiration date of outstanding				Jan. 20, 2035
Exercise Price | $ / shares				$ 1.60
Share Options, Outstanding | shares				404,517
March 28, 2025 [member]
IfrsStatementLineItems [Line Items]
Expiration date of outstanding				Mar. 28, 2035
Exercise Price | $ / shares				$ 1.50
Share Options, Outstanding | shares				541,500
July 10, 2025 [member]
IfrsStatementLineItems [Line Items]
Expiration date of outstanding				Jul. 10, 2035
Exercise Price | $ / shares				$ 2.75
Share Options, Outstanding | shares				545,012
January 2, 2026 [member]
IfrsStatementLineItems [Line Items]
Expiration date of outstanding				Jan. 02, 2036
Exercise Price | $ / shares				$ 2.23
Share Options, Outstanding | shares				2,100,000
February 10, 2026 [member]
IfrsStatementLineItems [Line Items]
Expiration date of outstanding				Feb. 10, 2036
Exercise Price | $ / shares				$ 2.75
Share Options, Outstanding | shares				750,000